Fee Income	12 Months Ended
Dec. 31, 2025
Analysis of income and expense [abstract]
Fee Income

16. Fee Income

For the years ended December 31,	2025	2024
Fee income from service contracts:
Distribution fees	$1,079	$1,026
Fund management and other asset-based fees	6,391	6,089
Administrative service and other fees	1,589	1,466
Total fee income	$9,059	$8,581
Distribution fees and Fund management and other asset-based fees are primarily earned in the Asset Management segment. Administrative service and other fees are primarily earned in the Canada and U.S. segments. The fee income by business segment is presented in Note 4.